Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2020 (unaudited)

Principal Amount (000s)		Value^
CONVERTIBLE BONDS & NOTES—39.1%
Airlines—0.5%
$3,445	Southwest Airlines Co., 1.25%, 5/1/25	$3,890,697

Apparel & Textiles—0.9%
14,740	Iconix Brand Group, Inc., 5.75%, 8/15/23	7,075,200

Auto Manufacturers—1.3%
3,560	Tesla, Inc., 2.00%, 5/15/24	9,763,300

Banks—0.2%
1,425	BofA Finance LLC, 0.125%, 9/1/22	1,499,813

Beverages—0.0%
1,255	Luckin Coffee, Inc., 0.75%, 1/15/25 (a)(b)	333,054

Biotechnology—2.5%
500	BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24 (m)	562,679
5,125	Exact Sciences Corp., 0.375%, 3/1/28	4,840,006
3,860	Insmed, Inc., 1.75%, 1/15/25	3,645,135
6,775	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	5,808,222
1,710	Karyopharm Therapeutics Inc., 3.00%, 10/15/25	2,433,069
1,760	PTC Therapeutics, Inc., 3.00%, 8/15/22	2,051,319

		19,340,430

Building Materials—1.1%
8,820	Patrick Industries, Inc., 1.00%, 2/1/23	8,253,907

Commercial Services—1.4%
8,825	Macquarie Infrastructure Corp., 2.00%, 10/1/23	7,302,687
3,420	Square, Inc., 0.125%, 3/1/25 (a)(b)	3,385,602

		10,688,289

Computers—2.7%
3,420	CyberArk Software Ltd., 0.01%, 11/15/24 (a)(b)	3,251,244
2,445	Pure Storage, Inc., 0.125%, 4/15/23	2,417,918
3,700	Rapid7, Inc., 2.25%, 5/1/25 (a)(b)	3,916,067
11,735	Western Digital Corp., 1.50%, 2/1/24	10,913,354

		20,498,583

Electronics—2.2%
1,425	Fortive Corp., 0.875%, 2/15/22	1,367,580
4,995	OSI Systems, Inc., 1.25%, 9/1/22	4,766,071
2,450	SMART Global Holdings, Inc., 2.25%, 2/15/26 (a)(b)	2,182,552
8,870	Vishay Intertechnology, Inc., 2.25%, 6/15/25	8,147,905

		16,464,108

Energy-Alternate Sources—1.4%
2,850	Enphase Energy, Inc., 0.25%, 3/1/25 (a)(b)	2,932,505
9,405	SunPower Corp., 4.00%, 1/15/23	7,524,000

		10,456,505

Engineering & Construction—0.7%
5,455	Tutor Perini Corp., 2.875%, 6/15/21	5,149,166

Equity Real Estate Investment Trusts (REITs)—0.5%
3,975	Two Harbors Investment Corp., 6.25%, 1/15/22	3,950,156

Healthcare-Products—1.4%
1,880	CONMED Corp., 2.625%, 2/1/24	2,002,694
3,265	Insulet Corp., 0.375%, 9/1/26 (a)(b)	3,515,934
2,275	NanoString Technologies, Inc., 2.625%, 3/1/25 (a)(b)	2,161,250
2,435	Natera, Inc., 2.25%, 5/1/27 (a)(b)	3,222,854

		10,902,732

Healthcare-Services—0.5%
3,530	Teladoc Health, Inc., 1.25%, 6/1/27 (a)(b)	3,706,764

Insurance—1.3%
7,945	MGIC Investment Corp., 9.00%, 4/1/63 (a)(b)	10,292,823

Internet—2.2%
3,415	Boingo Wireless, Inc., 1.00%, 10/1/23	3,013,655
730	IAC FinanceCo 2, Inc., 0.875%, 6/15/26 (a)(b)	808,693
1,710	IAC FinanceCo 3, Inc., 2.00%, 1/15/30 (a)(b)	1,991,383
6,545	Snap, Inc., 0.75%, 8/1/26 (a)(b)	7,015,658
1,975	Wayfair, Inc., 1.00%, 8/15/26 (a)(b)	2,585,453
1,540	Zillow Group, Inc., 1.50%, 7/1/23	1,571,724

		16,986,566

Investment Companies—1.1%
9,525	Prospect Capital Corp., 6.375%, 3/1/25 (g)	8,134,904

Leisure—0.2%
920	NCL Corp. Ltd., 6.00%, 5/15/24 (a)(b)	1,190,483

Machinery-Diversified—0.3%
2,415	Chart Industries, Inc., 1.00%, 11/15/24 (a)(b)	2,255,173

Media—1.1%
1,710	DISH Network Corp., 3.375%, 8/15/26	1,511,040
	Liberty Media Corp.,
2,345	1.375%, 10/15/23	2,597,873
4,840	2.75%, 12/1/49 (a)(b)	4,390,728

		8,499,641

Oil, Gas & Consumable Fuels—0.9%
1,765	EQT Corp., 1.75%, 5/1/26 (a)(b)	1,939,391
4,655	Pioneer Natural Resources Co., 0.25%, 5/15/25 (a)(b)	5,074,602

		7,013,993

Pharmaceuticals—1.0%
3,490	DexCom, Inc., 0.25%, 11/15/25 (a)(b)	3,470,472
2,280	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	4,025,625

		7,496,097

Pipelines—2.0%
24,750	Cheniere Energy, Inc., 4.25%, 3/15/45	15,327,153

Retail—0.3%
3,985	Guess?, Inc., 2.00%, 4/15/24	2,615,367

Semiconductors—1.5%
3,340	Cree, Inc., 1.75%, 5/1/26 (a)(b)	4,325,300
2,045	Inphi Corp., 0.75%, 4/15/25 (a)(b)	2,544,309
	ON Semiconductor Corp.,
1,595	1.00%, 12/1/20	1,706,482
2,270	1.625%, 10/15/23	2,522,257

		11,098,348

Software—7.7%
5,800	Avaya Holdings Corp., 2.25%, 6/15/23	5,139,506
15,785	Avid Technology, Inc., 2.00%, 6/15/20	15,213,583
6,160	Benefitfocus, Inc., 1.25%, 12/15/23	4,401,954
	Evolent Health, Inc.,
1,140	1.50%, 10/15/25	740,316
6,345	2.00%, 12/1/21	5,697,853
2,435	i3 Verticals LLC, 1.00%, 2/15/25 (a)(b)	2,292,169
2,850	j2 Global, Inc., 1.75%, 11/1/26 (a)(b)	2,591,964
2,190	LivePerson, Inc., 0.75%, 3/1/24	2,559,300
1,420	Pegasystems, Inc., 0.75%, 3/1/25 (a)(b)	1,448,855
3,665	Pluralsight, Inc., 0.375%, 3/1/24	3,277,976
5,900	RingCentral, Inc., 0.01%, 3/1/25 (a)(b)	6,113,875
1,085	Sea Ltd., 2.375%, 12/1/25 (a)(b)	1,226,365
4,235	Splunk, Inc., 0.50%, 9/15/23	5,834,017
1,850	Workday, Inc., 0.25%, 10/1/22	2,519,515

		59,057,248

Telecommunications—1.7%
2,925	GCI Liberty, Inc., 1.75%, 9/30/46 (a)(b)	4,328,683
7,915	Infinera Corp., 2.125%, 9/1/24	6,243,433
2,850	Vonage Holdings Corp., 1.75%, 6/1/24 (a)(b)	2,733,101

		13,305,217

Transportation—0.5%
4,725	Teekay Corp., 5.00%, 1/15/23	3,821,003

	Total Convertible Bonds & Notes (cost—$305,911,224)	299,066,720

CORPORATE BONDS & NOTES—35.9%
Advertising—0.1%
915	National CineMedia LLC, 5.875%, 4/15/28 (a)(b)	735,257

Aerospace & Defense—1.2%
	TransDigm, Inc.,
2,240	5.50%, 11/15/27 (a)(b)	2,037,985
5,620	6.50%, 5/15/25	5,451,990
2,150	Triumph Group, Inc., 6.25%, 9/15/24 (a)(b)	1,849,226

		9,339,201

Auto Components—1.0%
2,955	Adient U.S. LLC, 7.00%, 5/15/26 (a)(b)	3,036,159
1,730	Goodyear Tire & Rubber Co., 5.00%, 5/31/26 (m)	1,604,116
3,010	Panther BF Aggregator 2 L.P., 8.50%, 5/15/27 (a)(b)	2,960,531

		7,600,806

Auto Manufacturers—1.3%
	Ford Motor Co.,
1,040	9.00%, 4/22/25	1,097,200
2,205	9.625%, 4/22/30 (m)	2,453,062
2,345	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	2,198,684
4,215	Tesla, Inc., 5.30%, 8/15/25 (a)(b)	4,228,109

		9,977,055

Chemicals—1.5%
2,695	Chemours Co., 6.625%, 5/15/23	2,708,758
2,940	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	2,950,320
1,550	Olin Corp., 5.00%, 2/1/30	1,336,588
4,690	Tronox, Inc., 6.50%, 4/15/26 (a)(b)	4,452,428

		11,448,094

Commercial Services—1.5%
8,050	Cenveo Corp., 6.00%, 5/15/24 (a)(b)(c)(d)(f)	147,557
2,170	Herc Holdings, Inc., 5.50%, 7/15/27 (a)(b)	2,119,884
4,365	Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)	4,624,128
	United Rentals North America, Inc.,
2,395	5.25%, 1/15/30	2,502,332
1,655	5.50%, 7/15/25	1,717,236

		11,111,137

Computers—0.9%
2,250	Dell International LLC, 7.125%, 6/15/24 (a)(b)	2,339,291
4,405	Vericast Corp., 9.25%, 3/1/21 (a)(b)(m)	4,396,741

		6,736,032

Containers & Packaging—0.6%
2,195	Berry Global, Inc., 5.625%, 7/15/27 (a)(b)(m)	2,311,675
2,020	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27 (a)(b)	2,131,100

		4,442,775

Distribution/Wholesale—1.2%
5,380	H&E Equipment Services, Inc., 5.625%, 9/1/25	5,271,835
4,225	Performance Food Group, Inc., 5.50%, 10/15/27 (a)(b)	4,203,875

		9,475,710

Diversified Financial Services—3.0%
20,516	CCF Holdings LLC, 10.75%, 12/15/23, PIK 10.75% (a)(b)(d)(f)	6,117,757
6,000	Community Choice Financial Issuer LLC, 9.00%, 6/15/23 (cost—$6,000,000; purchased 9/6/18) (a)(b)(i)	6,009,390
	Navient Corp.,
2,435	5.00%, 3/15/27	2,089,534
2,365	6.75%, 6/15/26	2,205,363
	Springleaf Finance Corp.,
1,260	6.625%, 1/15/28	1,206,217
4,935	8.25%, 10/1/23	5,040,387

		22,668,648

Electrical Equipment—0.1%
910	WESCO Distribution, Inc., 7.25%, 6/15/28 (a)(b)	939,120

Electronic Equipment, Instruments & Components—0.5%
3,665	Energizer Holdings, Inc., 7.75%, 1/15/27 (a)(b)	4,003,334

Entertainment—1.2%
4,990	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	1,284,925
2,890	International Game Technology PLC, 6.25%, 1/15/27 (a)(b)	2,941,110
3,680	Lions Gate Capital Holdings LLC, 6.375%, 2/1/24 (a)(b)	3,723,737
1,435	Stars Group Holdings BV, 7.00%, 7/15/26 (a)(b)	1,524,422

		9,474,194

Food & Beverage—0.5%
1,525	Albertsons Cos., Inc., 7.50%, 3/15/26 (a)(b)	1,705,850
1,720	Kraft Heinz Foods Co., 6.50%, 2/9/40	2,036,900

		3,742,750

Healthcare-Products—0.4%
2,980	Avantor, Inc., 9.00%, 10/1/25 (a)(b)	3,226,163

Healthcare-Services—2.0%
2,460	Centene Corp., 5.375%, 6/1/26 (a)(b)	2,607,600
4,430	DaVita, Inc., 5.125%, 7/15/24	4,523,096
2,170	IQVIA, Inc., 5.00%, 5/15/27 (a)(b)	2,268,529
2,965	Select Medical Corp., 6.25%, 8/15/26 (a)(b)	3,123,761
2,860	Tenet Healthcare Corp., 6.25%, 2/1/27 (a)(b)	2,964,576

		15,487,562

Internet—0.9%
2,220	Go Daddy Operating Co. LLC, 5.25%, 12/1/27 (a)(b)	2,336,139
2,290	Netflix, Inc., 5.375%, 11/15/29 (a)(b)	2,547,419
2,000	NortonLifeLock, Inc., 5.00%, 4/15/25 (a)(b)	2,050,000

		6,933,558

Iron/Steel—0.2%
1,745	United States Steel Corp., 6.875%, 8/15/25 (m)	1,182,421

Leisure—0.2%
1,180	Royal Caribbean Cruises Ltd., 11.50%, 6/1/25 (a)(b)	1,252,209

Lodging—0.9%
1,360	Boyd Gaming Corp., 8.625%, 6/1/25 (a)(b)	1,457,240
1,495	MGM Resorts International, 6.75%, 5/1/25	1,524,900
1,300	Wyndham Hotels & Resorts, Inc., 5.375%, 4/15/26 (a)(b)	1,251,250
2,975	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)	2,893,143

		7,126,533

Machinery-Construction & Mining—0.5%
3,645	Terex Corp., 5.625%, 2/1/25 (a)(b)	3,395,554

Media—2.9%
1,360	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	1,258,000
	CSC Holdings LLC (a)(b),
2,230	7.50%, 4/1/28	2,476,203
2,310	7.75%, 7/15/25	2,415,359
4,825	DISH DBS Corp., 5.875%, 11/15/24	4,776,243
3,740	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	3,870,208
4,671	LiveStyle, Inc., 9.625%, 2/1/19 (cost—$4,667,935; purchased 5/7/14-2/26/15) (a)(b)(c)(d)(f)(i)(k)	5
2,810	Meredith Corp., 6.875%, 2/1/26 (m)	2,610,926
2,880	Nexstar Broadcasting, Inc., 5.625%, 7/15/27 (a)(b)	2,958,667
1,495	Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)(b)	1,573,211

		21,938,822

Metal Fabricate/Hardware—0.4%
3,830	Park-Ohio Industries, Inc., 6.625%, 4/15/27	2,973,765

Mining—1.8%
1,420	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(b)	1,445,724
4,405	Constellium SE, 6.625%, 3/1/25 (a)(b)	4,490,391
2,265	Freeport-McMoRan, Inc., 5.25%, 9/1/29 (m)	2,332,531
1,990	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	1,814,273
3,950	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	3,962,304

		14,045,223

Miscellaneous Manufacturing—0.2%
1,810	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	1,670,829

Oil, Gas & Consumable Fuels—1.3%
1,445	CNX Resources Corp., 7.25%, 3/14/27 (a)(b)	1,370,084
1,275	EQT Corp., 7.00%, 2/1/30	1,355,484
2,510	Occidental Petroleum Corp., 5.55%, 3/15/26	2,146,050
1,595	PBF Holding Co. LLC, 6.00%, 2/15/28 (a)(b)	1,344,769
	Transocean, Inc. (a)(b),
1,418	7.50%, 1/15/26	779,900
570	8.00%, 2/1/27	316,350
2,285	USA Compression Partners L.P., 6.875%, 9/1/27	2,181,752
735	WPX Energy, Inc., 5.75%, 6/1/26	737,135

		10,231,524

Paper & Forest Products—0.2%
1,555	Mercer International, Inc., 7.375%, 1/15/25	1,522,120

Personal Products—0.2%
1,430	Edgewell Personal Care Co., 5.50%, 6/1/28 (a)(b)	1,485,413

Pharmaceuticals—1.0%
2,040	Bausch Health Americas, Inc., 8.50%, 1/31/27 (a)(b)	2,234,137
	Bausch Health Cos., Inc. (a)(b),
725	5.25%, 1/30/30	714,578
2,140	7.25%, 5/30/29	2,311,863
2,235	Horizon Therapeutics USA, Inc., 5.50%, 8/1/27 (a)(b)	2,374,274

		7,634,852

Pipelines—1.0%
1,665	DCP Midstream Operating L.P., 5.125%, 5/15/29	1,548,450
3,240	NGL Energy Partners L.P., 7.50%, 4/15/26	2,261,407
	Targa Resources Partners L.P.,
980	6.50%, 7/15/27	1,034,807
2,900	6.875%, 1/15/29	3,112,932

		7,957,596

Real Estate—0.7%
5,505	Kennedy-Wilson, Inc., 5.875%, 4/1/24	5,233,136

Retail—0.6%
6,480	Conn’s, Inc., 7.25%, 7/15/22	4,510,177
1,935	Party City Holdings, Inc., 6.625%, 8/1/26 (a)(b)	316,856

		4,827,033

Semiconductors—0.5%
3,750	Amkor Technology, Inc., 6.625%, 9/15/27 (a)(b)	3,974,306

Software—0.8%
3,265	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)(m)	3,422,128
2,310	SS&C Technologies, Inc., 5.50%, 9/30/27 (a)(b)	2,431,633

		5,853,761

Telecommunications—4.1%
	CenturyLink, Inc.,
1,595	5.125%, 12/15/26 (a)(b)	1,615,934
2,265	7.50%, 4/1/24, Ser. Y	2,497,400
1,585	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	1,637,487
4,850	CommScope Technologies LLC, 6.00%, 6/15/25 (a)(b)	4,730,423
8,270	Consolidated Communications, Inc., 6.50%, 10/1/22 (m)	7,955,699
	Hughes Satellite Systems Corp.,
1,460	6.625%, 8/1/26	1,528,635
4,250	7.625%, 6/15/21	4,451,769
3,370	Sprint Communications, Inc., 11.50%, 11/15/21	3,771,957
2,665	Sprint Corp., 7.625%, 3/1/26	3,190,844

		31,380,148

Toys/Games/Hobbies—0.1%
795	Mattel, Inc., 5.875%, 12/15/27 (a)(b)	810,753

Transportation—0.4%
2,688	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	2,697,341

	Total Corporate Bonds & Notes (cost—$310,960,499)	274,534,735

Shares
CONVERTIBLE PREFERRED STOCK—21.2%
Banks—5.2%
12,080	Bank of America Corp., 7.25% Ser. L (e)	16,483,160
16,980	Wells Fargo & Co., 7.50% Ser. L (e)	22,923,000

		39,406,160

Chemicals—0.9%
141,075	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	6,777,243

Diversified Financial Services—1.1%
2,285	2020 Mandatory Exchangeable Trust, 6.50%, 5/16/23 (a)(b)	2,474,198
154,835	AMG Capital Trust II, 5.15%, 10/15/37	6,293,006

		8,767,204

Electric Utilities—2.5%
	NextEra Energy, Inc.,
107,510	4.872%, 9/1/22	5,455,057
86,730	5.279%, 3/1/23	3,856,016
53,350	Sempra Energy, 6.00%, 1/15/21 Ser. A	5,599,083
91,925	Southern Co., 6.75%, 8/1/22 Ser. 2019	4,405,965

		19,316,121

Electronics—0.9%
8,685	Fortive Corp., 5.00%, 7/1/21 Ser. A	7,056,649

Environmental Services—0.3%
48,745	GFL Environmental Inc., 6.00%, 3/15/23	2,448,461

Equity Real Estate Investment Trusts (REITs)—3.9%
6,040	Crown Castle International Corp., 6.875%, 8/1/20 Ser. A	9,187,444
364,515	Ready Capital Corp., 7.00%, 8/15/23	6,433,690
631,070	RLJ Lodging Trust, 1.95% Ser. A (e)	14,135,968

		29,757,102

Hand/Machine Tools—0.4%
25,860	Colfax Corp., 5.75%, 1/15/22	3,157,506

Healthcare-Products—2.4%
84,600	Avantor, Inc., 6.25%, 5/15/22 Ser. A	5,436,396
23,090	Boston Scientific Corp., 5.50%, 6/1/23 Ser. A	2,521,105
8,695	Danaher Corp., 4.75%, 4/15/22 Ser. A	10,496,430

		18,453,931

Insurance—0.6%
44,765	Assurant, Inc., 6.50%, 3/15/21 Ser. D	4,655,108

Pharmaceuticals—0.7%
65,340	Becton Dickinson and Co., 6.00%, 6/1/23 Ser. B (m)	3,381,345
50,815	Elanco Animal Health, Inc., 5.00%, 2/1/23	1,932,494

		5,313,839

Semiconductors—2.3%
16,190	Broadcom, Inc., 8.00%, 9/30/22 Ser. A	17,581,531

	Total Convertible Preferred Stock (cost—$154,014,987)	162,690,855

PREFERRED STOCK (a)(d)(f)(j)(k)- 1.0%
Media—1.0%
3,554	LiveStyle, Inc., Ser. A	531,323
76,572	LiveStyle, Inc., Ser. B (h)	7,190,111
6,750	LiveStyle, Inc., Ser. B	67

	Total Preferred Stock (cost—$14,596,967)	7,721,501

COMMON STOCK (d)(f)(j)- 0.0%
Aerospace & Defense—0.0%
8,295	Erickson, Inc. (a)	90,581

Banks—0.0%
56,642	CCF Holdings LLC Class A (cost—$0; purchased 12/18/18) (h)(i)	6
21,429	CCF Holdings LLC Class B (cost—$0; purchased 12/12/18) (h)(i)	2

		8

Media—0.0%
90,407	LiveStyle, Inc. (a)(h)(k)	9

	Total Common Stock (cost—$7,106,997)	90,598

Units
WARRANTS (d)(f)(j)—0.0%
Advertising—0.0%
15,602	Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24 (cost—$3,080,312; purchased 4/10/19) (i)	12,793

Media—0.0%
19,500	LiveStyle, Inc., Ser. C, expires 11/30/21 (a)(k)	2

	Total Warrants (cost—$3,080,312)	12,795

Principal Amount (000s)
Repurchase Agreements—2.8%
$21,590	State Street Bank and Trust Co., dated 5/29/20, 0.00%, due 6/1/20, proceeds $21,590,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 4/15/25, valued at $22,023,422 including accrued interest (cost—$21,590,000)	21,590,000

	Total Investments (cost—$817,260,986) (l)—100.0%	765,707,204

	Other liabilities in excess of assets	(24,675,282)
	Preferred Shares	(323,275,000)

	Net Assets Applicable to Common Shareholders	$417,756,922

Notes to Schedule of Investments:

^

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. AllianzGI Convertible & Income Fund’s (the “Fund”) investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $273,820,253, representing 35.8% of total investments.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $266,008,160, representing 34.7% of total investments.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $14,090,213, representing 1.8% of total investments.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for liquidity facility.

(h)	Affiliated security.

(i)	Restricted. The aggregate cost of such securities is $13,748,247. The aggregate value is $6,022,196, representing 0.8% of total investments.

(j)	Non-income producing.

(k)

A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 1.0% of total investments.

(l)

At May 31, 2020, the cost basis of portfolio securities for federal income tax purposes was $822,529,061. Gross unrealized appreciation was $40,449,147; gross unrealized depreciation was $97,271,004; and net unrealized depreciation was $56,821,857. The difference between book and tax cost was attributable to wash sale loss deferrals and differing treatment of bond premium amortization.

(m)	All or a portion of this security is on loan pursuant to the Liquidity Facility. The aggregate value of securities on loan is $24,855,666.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at May 31, 2020 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/20
Investments in Securities—Assets
Convertible Bonds & Notes	—	$299,066,720	—	$299,066,720
Corporate Bonds & Notes:
Commercial Services	—	10,963,580	$147,557	11,111,137
Diversified Financial Services	—	16,550,891	6,117,757	22,668,648
Media	—	21,938,817	5	21,938,822
All Other	—	218,816,128	—	218,816,128
Convertible Preferred Stock:
Diversified Financial Services	$2,474,198	6,293,006	—	8,767,204
All Other	153,923,651	—	—	153,923,651
Preferred Stock	—	—	7,721,501	7,721,501
Common Stock	—	—	90,598	90,598
Warrants	—	—	12,795	12,795
Repurchase Agreements	—	21,590,000	—	21,590,000

Totals	$156,397,849	$595,219,142	$14,090,213	$765,707,204

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2020, was as follows:

	Beginning Balance 2/29/20	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/20
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$147,557	$—	$—	$—	$—	$—	$—	$—	$147,557
Diversified Financial Services	8,665,796	—	—	29,967	—	(2,578,006)	—	—	6,117,757
Media	5	—	—	—	—	—	—	—	5
Preferred Stock:
Media	8,194,099	—	—	—	—	(472,598)	—	—	7,721,501
Common Stock:
Aerospace & Defense	148,066	—	—	—	—	(57,485)	—	—	90,581
Banks	8	—	—	—	—	—	—	—	8
Media	9	—	—	—	—	—	—	—	9
Warrants:
Advertising	20,282	—	—	—	—	(7,489)	—	—	12,793
Media	2	—	—	—	—	—	—	—	2

Totals	$17,175,824	$—	$—	$29,967	$—	$(3,115,578)	$—	$—	$14,090,213

The table above may include Level 3 investments that are valued by brokers or independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2020:

	Ending Balance at 5/31/20	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$6,117,758	Market and Company Comparables	EV Multiples	1.06x (0.66x - 1.90x)
				3.10x (1.02x - 4.62x)
				0.63x (0.38x - 0.81x)
			Illiquidity Discount	20%
Preferred Stock:
Media	$531,323	Market and Company Comparables	EV Multiples	0.63x (0.25x - 1.04x)
			Illiquidity Discount	(1% - 30%)
	$7,190,111	Market and Company Comparables	EV Multiples	0.63x (0.25x - 1.04x)
			Illiquidity Discount	30%
Common Stock:
Aerospace & Defense	$90,581	Market and Company Comparables	EV Multiples	0.41x (0.39x - 0.43x)
				3.78x (2.67x - 4.50x)
				0.30x (0.20x - 0.39x)
			M&A Transaction Multiples	0.80x (0.38x - 2.12x)
			Illiquidity Discount	40%
Warrants:
Advertising	$12,793	Market and Company Comparables	EV Multiples	1.57x (1.00x - 7.34x)
				8.71x (4.67x - 25.09x)
		Black-Scholes Model	Volatility	35.48%
			Implied Price	$23.76

The table above does not include Level 3 investments that are valued by brokers or independent pricing services.

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2020 was $(3,115,578).

Glossary:

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust